Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Preferred Stock	Common Stock	Paid-In Capital	Accumulated Deficit	Total
Balance, shares at Dec. 31, 2016	0	94,343,776
Balance, value at Dec. 31, 2016	$ 0	$ 94,344	$ 44,352,962	$ (53,111,543)	$ (8,664,237)
Warrants and Options Exercised at $0.00: 1/1/17 to 5/8/17 (prior to merger), shares		14,792,500
Warrants and Options Exercised at $0.00: 1/1/17 to 5/8/17 (prior to merger), value		$ 14,793	(14,793)		0
D Warrants Exercised at $0.75: 1/1/17 to 5/8/17 (prior to merger), shares		998,079
D Warrants Exercised at $0.75: 1/1/17 to 5/8/17 (prior to merger), value		$ 998	747,537		748,535
Stock issued for services and commitment fee, shares		3,887,802
Stock issued for services and commitment fee, value		$ 3,888	2,898,876		2,902,764
Stock issued for cash, shares		11,250
Stock issued for cash, value		$ 11	44,989		45,000
Stock issued for conversion of note payable and accrued interest, shares		7,386,872
Stock issued for conversion of note payable and accrued interest, value		$ 7,387	2,348,008		2,355,395
Stock repurchased from related parties, shares		(148,588)
Stock repurchased from related parties, value		$ (149)	(111,291)		(111,440)
Stock issued for conversion of accounts payable, shares		425,000
Stock issued for conversion of accounts payable, value		$ 425	702,700		703,125
Stock issued for employee bonuses, shares		409,066
Stock issued for employee bonuses, value		$ 409	919,990		920,399
Stock issued for TetriDyn Solutions, Inc., shares		536,490
Stock issued for TetriDyn Solutions, Inc., value		$ 536	(1,628,562)		(1,628,026)
FV of warrant modifications			6,769,562		6,769,562
Beneficial conversion features			41,044		41,044
Net loss				(14,591,675)	(14,591,675)
Balance, shares at Dec. 31, 2017	0	122,642,247
Balance, value at Dec. 31, 2017	$ 0	$ 122,642	57,071,022	(67,703,218)	(10,509,554)
Stock issued for warrants, shares		39,000
Stock issued for warrants, value		$ 39	9,481		9,520
Stock issued for services, shares		673,345
Stock issued for services, value		$ 673	138,313		138,986
Stock issued for cash under equity agreement, net of offering costs, shares		2,300,000
Stock issued for cash under equity agreement, net of offering costs, values		$ 2,300	104,605		106,905
Stock issued for cash, shares		743,512
Stock issued for cash, value		$ 744	48,236		48,980
Stock issued for cash to related parties, shares		240,840
Stock issued for cash to related parties, value		$ 241	9,759		10,000
Stock issued for conversion of note payable and accrued interest, shares		4,000,000
Stock issued for conversion of note payable and accrued interest, value		$ 4,000	110,078		114,078
Shares issued as a commitment fee, shares		400,000
Shares issued as a commitment fee, value		$ 400	20,800		21,200
Stock repurchased from related parties, value					0
Stock issued for employee bonuses, value					0
FV of warrant modifications					0
Beneficial conversion features			13,248		13,248
Reclassification of derivative liabilities			157,473		157,473
Net loss				(7,880,013)	(7,880,013)
Balance, shares at Dec. 31, 2018	0	131,038,944
Balance, value at Dec. 31, 2018	$ 0	$ 131,039	$ 57,683,015	$ (75,583,231)	$ (17,769,177)